UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Louis LaRocca
Title:     Chief Compliance Officer
Phone:     (212) 332-1914

Signature, Place, and Date of Signing:

 /s/      Louis LaRocca     New York, NY     August 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $616,070 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL             COM              017175100    49264   145000 SH       SOLE                   145000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    16366   510000 SH       SOLE                   510000        0        0
ASCENA RETAIL GROUP INC        COM              04351G101    11358   610000 SH       SOLE                   610000        0        0
BMC SOFTWARE INC               COM              055921100    24114   565000 SH       SOLE                   565000        0        0
ERICSSON                       ADR B SEK 10     294821608    20086  2200000 SH       SOLE                  2200000        0        0
GENTEX CORP                    COM              371901109    28905  1385000 SH       SOLE                  1385000        0        0
GENUINE PARTS CO               COM              372460105    12050   200000 SH  PUT  SOLE                   200000        0        0
GLOBAL PMTS INC                COM              37940X102    24425   565000 SH       SOLE                   565000        0        0
GRACE W R & CO DEL NEW         COM              38388F108     2775    55000 SH       SOLE                    55000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    42304  3305000 SH       SOLE                  3305000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    40714  2585000 SH       SOLE                  2585000        0        0
ISHARES TR                     RUSSELL 2000     464287655   135252  1700000 SH  PUT  SOLE                  1700000        0        0
ISHARES TR                     RUSSELL 2000     464287655       14      175 SH       SOLE                      175        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     2700  1250000 SH       SOLE                  1250000        0        0
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    17867  1005163 SH       SOLE                  1005163        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    29107   605000 SH       SOLE                   605000        0        0
MYRIAD GENETICS INC            COM              62855J104    40171  1690000 SH       SOLE                  1690000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109    38120  1641000 SH       SOLE                  1641000        0        0
SNAP ON INC                    COM              833034101    26145   420000 SH       SOLE                   420000        0        0
SUNCOKE ENERGY INC             COM              86722A103     1978   135000 SH       SOLE                   135000        0        0
TELLABS INC                    COM              879664100    12654  3800000 SH       SOLE                  3800000        0        0
TRIPADVISOR INC                COM              896945201     2235    50000 SH       SOLE                    50000        0        0
U S SILICA HLDGS INC           COM              90346E103     6418   570000 SH       SOLE                   570000        0        0
UNITED RENTALS INC             COM              911363109    28253   830000 SH       SOLE                   830000        0        0
VERINT SYS INC                 COM              92343X100     2795    94720 SH       SOLE                    94720        0        0